Asset Quality - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($) loan	Dec. 31, 2023 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of carrying amount of our commercial nonperforming loans outstanding	76.00%
Percentage of nonperforming loans outstanding face value	82.00%
Percentage of loans held for sale and other nonperforming assets	83.00%
Net reduction to interest income	$ 49	$ 54	$ 37
Mortgage loans in process of foreclosure	70	72
Loan restructuring trial modifications amount	595	534	295
Commitments outstanding to lend additional funds	$ 110	$ 15
Trial Modification Plans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loan modifications | loan	167	120
Loan restructuring trial modifications amount	$ 26	$ 20
Total commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan restructuring trial modifications amount	565	499	269
Total consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan restructuring trial modifications amount	30	35	26
Continuing Operations | Total commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase (decrease) in ALLL	$ 41
Increase (decrease) in ALLL (as a percent)	4.00%
Continuing Operations | Total consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase (decrease) in ALLL	$ (23)
Increase (decrease) in ALLL (as a percent)	(6.20%)
Commercial and Industrial | Total commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan restructuring trial modifications amount	$ 304	163	263
Real estate — commercial mortgage | Total commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan restructuring trial modifications amount	231	$ 307	$ 6
Non-performing Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming loans on nonaccrual status with no allowance	$ 386